Summary of Significant Accounting Policies (Details) - Schedule of Basic to Diluted Shares Used in the Earnings Per Share - Vaso Corporation and Subsidaries [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average shares outstanding	174,441	173,065
Dilutive effect of unvested restricted shares	1,100	1,591
Diluted weighted average shares outstanding	175,541	174,656